Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes and debentures that mature in 2018	$ 3,700
Notes and debentures that mature in 2019	4,300
Notes and debentures that mature in 2020	4,000
Notes and debentures that mature in 2021	4,300
Notes and debentures that mature in 2022	1,300
Carrying value	$ 0	$ 247